united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-22549

Northern Lights Fund Trust II

(Exact name of registrant as specified in charter)

17605 Wright Street, Suite 2, Omaha, NE 68130

(Address of principal executive offices) (Zip code)

James Ash, Gemini Fund Services, LLC

80 Arkay Drive, Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 5/31

Date of reporting period: 11/30/15

Even Keel Multi-Asset Managed Risk Fund

Semi-Annual Report

November 30, 2015

Class A Shares (Symbol: EKMAX)
Class C Shares (Symbol: EKACX)
Class F Shares (Symbol: EKAFX)
Class I Shares (Symbol: EKAIX)

1-855-754-7939

Distributed by Northern Lights Distributors, LLC
Member FINRA

Even Keel Multi-Asset Managed Risk Fund

PORTFOLIO REVIEW (Unaudited)

November 30, 2015

The Fund’s performance figures* for the periods ended November 30, 2015, as compared to its benchmarks:

				Annualized	Annualized
				Since Inception	Since Inception
	Six Month	One Year	Three Year	October 1, 2014	June 15, 2012
Even Keel Multi-Asset Managed Risk Fund Class A	(5.88)%	(5.55)%	N/A	(2.73)%	N/A
Even Keel Multi-Asset Managed Risk Fund Class A with Load	(11.31)%	(10.96)%	N/A	(7.52)%	N/A
Even Keel Multi-Asset Managed Risk Fund Class C	(6.22)%	(6.13)%	N/A	(3.24)%	N/A
Even Keel Multi-Asset Managed Risk Fund Class F	(6.05)%	(5.81)%	N/A	(3.02)%	N/A
Even Keel Multi-Asset Managed Risk Fund Class I	(5.88)%	(5.55)%	4.27%	N/A	4.67%
S&P 500 Balanced Equity and Bond Index - Moderate Index **	0.21%	2.49%	8.58%	5.96%	8.58%
S&P 500 Total Return Index +	(0.21)%	2.75%	16.09%	8.13%	15.92%

*	The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gains and has been adjusted for Class A maximum applicable sales charge of 5.75%. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The Fund’s total annual operating expenses, including underlying funds, are 1.29% for Class A Shares, 1.89% for Class C Shares, 1.29% for Class F Shares and 0.94% for Class I Shares per the October 1, 2015, prospectus. For performance information current to the most recent month-end, please call toll-free 1-855-754-7939.

**	The S&P 500® Balanced Equity and Bond Index – Moderate Index (the “Index”) is an unmanaged index. The construction of the index involves taking a long position in the S&P 500 Total Return Index with 50% weight, and a long position in the S&P/BGCantor 7-10 Year Bond Index with 50% weight. Investors may not invest in the index directly; unlike the Fund’s returns, the Index does not reflect any fees or expenses.

+	The S&P 500 Total Return Index is an unmanaged index. Index returns assume reinvestment of dividends. Investors may not invest in the index directly; unlike the Fund’s returns, the Index does not reflect any fees or expenses.

Holdings by Asset Class	% of Net Assets
Equity Funds	65.0%
Debt Funds	28.0%
Other / Cash & Cash Equivalents	7.0%
100.0%

Please refer to the Portfolio of Investments in this semi-annual report for a detailed analysis of the Fund’s holdings. The portfolio composition detailed above does not include derivative exposure.

Even Keel Multi-Asset Managed Risk Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
November 30, 2015

Shares		Value
	MUTUAL FUNDS - 93.0%
	DEBT FUNDS - 28.0%
1,327,779	JPMorgan Core Bond Fund - Institutional Class	$15,442,075
344,971	Loomis Sayles Global Bond Fund - Institutional Class	5,126,263
1,304,901	Metropolitan West Intermediate Bond Fund - Class I	13,714,510
1,590,781	Metropolitan West Total Return Bond Fund - Class I	17,164,521
		51,447,369
	EQUITY FUNDS - 65.0%
181,133	Eagle Small Cap Growth Fund - Class I	10,228,573
214,833	Harbor International Fund - Institutional Class	13,695,603
344,368	Perkins Mid Cap Value Fund - Class I	6,852,928
893,050	Schroder Emerging Market Equity Fund - Investor Class	10,055,739
600,196	Templeton Institutional Funds, Inc. - Foreign Equity Series - Institutional Class	11,991,924
298,960	Turner Midcap Growth Fund - Institutional Class	6,804,316
309,903	Vanguard 500 Index Fund - Institutional Class	59,702,886
		119,331,969
	TOTAL MUTUAL FUNDS (Cost $172,816,250)	170,779,338

	SHORT-TERM INVESTMENT - 6.1%
11,314,269	Dreyfus Cash Management - Institutional Shares to yield 0.04% + (Cost $11,314,269)	11,314,269

	TOTAL INVESTMENTS - 99.1% (Cost $184,130,519) (a)	$182,093,607
	OTHER ASSETS AND LIABILITIES - NET - 0.9%	1,572,894
	TOTAL NET ASSETS - 100.0%	$183,666,501

+	Variable rate security, the money market rate shown represents the rate at November 30, 2015.

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $184,344,979 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized Appreciation:	$4,571,886
Unrealized Depreciation:	(6,823,258)
Net Unrealized Depreciation:	$(2,251,372)

Contracts		Unrealized Depreciation
	SHORT FUTURES CONTRACTS
70	MSCI Emerging Markets Index Mini December 2015
	(Underlying Face Amount at Value $2,870,000)	$(16,785)
47	MSCI EAFE Index Mini December 2015
	(Underlying Face Amount at Value $4,098,400)	(65,695)
12	Russell 2000 Index Mini December 2015
	(Underlying Face Amount at Value $1,435,080)	(49,150)
111	S&P 500 E-Mini December 2015
	(Underlying Face Amount at Value $11,542,613)	(243,525)
15	S&P Midcap 400 E-Mini December 2015
	(Underlying Face Amount at Value $2,190,150)	(64,040)
	NET UNREALIZED DEPRECIATION FROM SHORT FUTURES CONTRACTS	$(439,195)

See accompanying notes to financial statements.

Even Keel Multi-Asset Managed Risk Fund
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
November 30, 2015

ASSETS
Investments in securities, at cost	$184,130,519
Investments in securities, at value	$182,093,607
Cash deposits with broker +	2,083,743
Dividends and interest receivable	39,084
Prepaid expenses and other assets	50,404
TOTAL ASSETS	184,266,838

LIABILITIES
Unrealized depreciation on futures contracts	439,195
Payable for fund shares redeemed	15,450
Payable for investments purchased	43,209
Advisory fees payable	40,093
Distribution (12b-1) fees payable	100
Payable to related parties	19,593
Accrued expenses and other liabilities	42,697
TOTAL LIABILITIES	600,337
NET ASSETS	$183,666,501

Composition of Net Assets:
Paid in capital	$183,923,000
Undistributed net investment income	2,976,894
Accumulated net realized loss on investments and futures contracts	(757,286)
Net unrealized depreciation of investments and futures contracts	(2,476,107)
NET ASSETS	$183,666,501

+	Segregated as collateral for futures contracts.

See accompanying notes to financial statements.

Even Keel Multi-Asset Managed Risk Fund
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)(Continued)
November 30, 2015

Net Asset Value Per Share:
Class A Shares:
Net Assets	$8,725
Shares of beneficial interest outstanding [$0 par value, unlimited shares authorized]	768
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share (a)(b)(c)	$11.37
Maximum offering price per share (net asset value plus maximum sales charge of 5.75%)	$12.06

Class C Shares:
Net Assets	$116,147
Shares of beneficial interest outstanding [$0 par value, unlimited shares authorized]	10,281
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share (a)(b)	$11.30

Class F Shares:
Net Assets	$675
Shares of beneficial interest outstanding [$0 par value, unlimited shares authorized]	60
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share (a)(c)	$11.33

Class I Shares:
Net Assets	$183,540,954
Shares of beneficial interest outstanding [$0 par value, unlimited shares authorized]	16,153,640
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share (a)	$11.36

(a)	Redemptions made within 30 days of purchase may be assessed a redemption fee of 1.00%.

(b)	For certain purchases, a 1.00% contingent differed sales charge may apply to redemptions made within twelve months of purchase.

(c)	NAV may not recalculate due to rounding of net assets.

See accompanying notes to financial statements.

Even Keel Multi-Asset Managed Risk Fund
STATEMENT OF OPERATIONS (Unaudited)
For the Six Months Ended November 30, 2015

INVESTMENT INCOME
Dividends	$1,348,527
Interest	1,298
TOTAL INVESTMENT INCOME	1,349,825

EXPENSES
Investment advisory fees	288,279
Distribution (12b-1) fees:
Class A	3
Class C	328
Class F	2
Administrative services fees	79,064
Registration fees	39,591
Transfer agent fees	34,929
Accounting services fees	23,493
Custodian fees	17,131
Legal fees	11,348
Compliance officer fees	10,517
Insurance expense	9,622
Audit fees	7,033
Trustees fees and expenses	5,744
Printing and postage expenses	5,635
Other expenses	14,964
TOTAL EXPENSES	547,683
Plus: Expense reimbursement recapture	21,757
NET EXPENSES	569,440
NET INVESTMENT INCOME	780,385

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FUTURES CONTRACTS
Net realized gain (loss) on:
Unaffiliated Investments	4,842,158
Affiliated Investments	(1,270,850)
Futures contracts	(5,920,525)
(2,349,217)
Net change in unrealized appreciation (depreciation) of:
Unaffiliated Investments	(16,005,756)
Affiliated Investments	2,524,297
Futures contracts	(417,635)
(13,899,094)
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS AND FUTURES CONTRACTS	(16,248,311)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(15,467,926)

See accompanying notes to financial statements.

Even Keel Multi-Asset Managed Risk Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the
	Six Months Ended	For the
	November 30, 2015	Year Ended
	(Unaudited)	May 31, 2015
FROM OPERATIONS
Net investment income	$780,385	$4,109,278
Net realized gain (loss) on investments and futures contracts	(2,349,217)	1,945,271
Net change in unrealized appreciation (depreciation) on investments and futures contracts	(13,899,094)	(36,030)
Net increase (decrease) in net assets resulting from operations	(15,467,926)	6,018,519

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income
Class A	—	(6)
Class C	—	(6)
Class F	—	(6)
Class I	—	(2,438,149)
From net realized gains
Class A	—	(2)
Class C	—	(2)
Class F	—	(2)
Class I	—	(1,141,534)
Net decrease in net assets resulting from distributions to shareholders	—	(3,579,707)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold
Class A	8,000	700
Class C	120,000	700
Class F	—	700
Class I	13,718,136	169,824,453
Reinvestment of dividends
Class A	—	8
Class C	—	8
Class F	—	8
Class I	—	46,950
Redemption fee proceeds
Class I	—	55,853
Cost of shares redeemed
Class I	(110,703,889)	(80,986,732)
Net increase (decrease) in net assets resulting from shares of beneficial interest	(96,857,753)	88,942,648

TOTAL INCREASE (DECREASE) IN NET ASSETS	(112,325,679)	91,381,460

NET ASSETS
Beginning of Year	295,992,180	204,610,720
End of Year *	$183,666,501	$295,992,180
* Includes undistributed net investment income of:	$2,976,894	$2,196,509

See accompanying notes to financial statements.

Even Keel Multi-Asset Managed Risk Fund
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	For the
	Six Months Ended	For the
	November 30, 2015	Year Ended
	(Unaudited)	May 31, 2015
SHARE ACTIVITY
Class A:
Shares Sold	708	59
Shares Reinvested	—	1
Net increase in shares of beneficial interest outstanding	708	60

Class C:
Shares Sold	10,221	59
Shares Reinvested	—	1
Net increase in shares of beneficial interest outstanding	10,221	60

Class F:
Shares Sold	—	59
Shares Reinvested	—	1
Net increase in shares of beneficial interest outstanding	—	60

Class I:
Shares Sold	1,190,446	14,147,000
Shares Reinvested	—	3,935
Shares Redeemed	(9,558,209)	(6,745,871)
Net increase (decrease) in shares of beneficial interest outstanding	(8,367,763)	7,405,064

See accompanying notes to financial statements.

Even Keel Multi-Asset Managed Risk Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Period

	Class A
	For the
	Six Months Ended	For the
	November 30, 2015	Period Ended
	(Unaudited)	May 31, 2015 (1)

Net asset value, beginning of period	$12.08	$11.88
Income from investment operations:
Net investment income (2)	0.01	0.10
Net realized and unrealized gain (loss) on investments and futures contracts	(0.72)	0.24
Total from investment operations	(0.71)	0.34
Less distributions from:
Net investment income	—	(0.10)
Net realized gains	—	(0.04)
Total distributions	—	(0.14)
Net asset value, end of period	$11.37	$12.08
Total return (3)(4)	(5.88)%	2.88%
Net assets, at end of period (000s)	$9	$720	(9)
Ratios/Supplemental Data
Ratio of expenses to average net assets (5)(6)	0.88%	0.85%
Ratio of net investment income to average net assets (5)(6)(7)	0.25%	1.12%
Portfolio Turnover Rate (4)	12%	22	% (8)

(1)	The Even Keel Multi-Asset Managed Risk Fund Class A commenced operations on October 1, 2014.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and capital gain distributions, if any.

(4)	Not annualized.

(5)	Does not include the expenses of other investment companies in which the Fund invests.

(6)	Annualized for periods less than one full year.

(7)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(8)	Represents the Fund’s portfolio turnover rate for the fiscal year ended May 31, 2015.

(9)	Actual net assets, not truncated.

See accompanying notes to financial statements.

Even Keel Multi-Asset Managed Risk Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Period

	Class C
	For the
	Six Months Ended	For the
	November 30, 2015	Period Ended
	(Unaudited)	May 31, 2015 (1)

Net asset value, beginning of period	$12.05	$11.88
Income from investment operations:
Net investment income (loss) (2)	(0.02)	0.08
Net realized and unrealized gain (loss) on investments and futures contracts	(0.73)	0.23
Total from investment operations	(0.75)	0.31
Less distributions from:
Net investment income	—	(0.10)
Net realized gains	—	(0.04)
Total distributions	—	(0.14)
Net asset value, end of period	$11.30	$12.05
Total return (3)(4)	(6.22)%	2.63%
Net assets, at end of period (000s)	$116	$718	(9)
Ratios/Supplemental Data
Ratio of expenses to average net assets (5)(6)	1.48%	1.45%
Ratio of net investment income (loss) to average net assets (5)(6)(7)	(0.35)%	0.52%
Portfolio Turnover Rate (4)	12%	22	% (8)

(1)	The Even Keel Multi-Asset Managed Risk Fund Class C commenced operations on October 1, 2014.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and capital gain distributions, if any.

(4)	Not annualized.

(5)	Does not include the expenses of other investment companies in which the Fund invests.

(6)	Annualized for periods less than one full year.

(7)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(8)	Represents the Fund’s portfolio turnover rate for the fiscal year ended May 31, 2015.

(9)	Actual net assets, not truncated.

See accompanying notes to financial statements.

Even Keel Multi-Asset Managed Risk Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Period

	Class F
	For the
	Six Months Ended	For the
	November 30, 2015	Period Ended
	(Unaudited)	May 31, 2015 (1)

Net asset value, beginning of period	$12.06	$11.88
Income from investment operations:
Net investment income (2)	0.02	0.08
Net realized and unrealized gain (loss) on investments and futures contracts	(0.75)	0.24
Total from investment operations	(0.73)	0.32
Less distributions from:
Net investment income	—	(0.10)
Net realized gains	—	(0.04)
Total distributions	—	(0.14)
Net asset value, end of period	$11.33	$12.06
Total return (3)(4)	(6.05)%	2.71%
Net assets, at end of period	$675	$719
Ratios/Supplemental Data
Ratio of expenses to average net assets (5)(6)	0.88%	0.85%
Ratio of net investment income to average net assets (5)(6)(7)	0.31%	1.12%
Portfolio Turnover Rate (4)	12%	22	% (8)

(1)	The Even Keel Multi-Asset Managed Risk Fund Class F commenced operations on October 1, 2014.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and capital gain distributions, if any.

(4)	Not annualized.

(5)	Does not include the expenses of other investment companies in which the Fund invests.

(6)	Annualized for periods less than one full year.

(7)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(8)	Represents the Fund’s portfolio turnover rate for the fiscal year ended May 31, 2015.

See accompanying notes to financial statements.

Even Keel Multi-Asset Managed Risk Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Period

	Class I
	For the
	Six Months Ended		For the		For the		For the
	November 30, 2015		Year Ended		Year Ended		Period Ended
	(Unaudited)		May 31, 2015		May 31, 2014		May 31, 2013 (1)

Net asset value, beginning of period	$12.07		$11.95		$11.10		$10.00
Income from investment operations:
Net investment income (2)	0.04		0.18		0.16		0.14
Net realized and unrealized gain (loss) on investments and futures contracts	(0.75)		0.08		0.82		1.03
Total from investment operations	(0.71)		0.26		0.98		1.17
Less distributions from:
Net investment income	—		(0.10)		(0.13)		(0.08)
Net realized gains	—		(0.04)		—		—
Total distributions	—		(0.14)		(0.13)		(0.08)
Paid-in-capital from redemption fees	0.00	(3)	0.00	(3)	0.00	(3)	0.01
Net asset value, end of period	$11.36		$12.07		$11.95		$11.10
Total return (4)	(5.88	)% (5)	2.20%		8.81%		11.89	% (5)
Net assets, at end of period (000s)	$183,541		$295,990		$204,611		$76,924
Ratios/Supplemental Data
Ratio of gross expenses to average net assets (6)(7)	0.48	% (8)	0.45%		0.47%		1.60	% (8)
Ratio of net expenses to average net assets (7)	0.49	% (8)(9)	0.50	% (9)	0.50	% (9)	0.50	% (8)
Ratio of net investment income to average net assets (7)(10)	0.68	% (8)	1.47%		1.40%		1.30	% (8)
Portfolio Turnover Rate	12	% (5)	22%		12%		0	% (5)

(1)	The Even Keel Multi-Asset Managed Risk Fund Class I commenced operations on June 15, 2012.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Per share amounts represent less than $0.01 per share.

(4)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and capital gain distributions, if any.

(5)	Not annualized.

(6)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements or recapture by the Advisor.

(7)	Does not include the expenses of other investment companies in which the Fund invests.

(8)	Annualized for periods less than one full year.

(9)	Represents the ratio of expenses to average net assets inclusive of Advisor’s recapture of waived/reimbursed fees from prior periods.

(10)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

Even Keel Multi-Asset Managed Risk Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)
November 30, 2015

1.	ORGANIZATION

The Even Keel Multi-Asset Managed Risk Fund, (the “Fund”) is a diversified series of shares of Northern Lights Fund Trust II (the “Trust”), a Delaware statutory trust organized on August 26, 2010 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The Fund currently offers Class A, Class C, Class F and Class I shares. Class A shares are offered at net asset value plus a maximum sales charge of 5.75%. Class C, Class F and Class I shares are offered at net asset value. Each class represents an interest in the same assets of the Fund and classes are identical except for the differences in their sales charge structures and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. The Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class. Class I shares commenced operations on June 15, 2012. Class A shares, Class C shares and Class F shares commenced operations on October 1, 2014. The investment objective of the Fund is to seek long-term capital appreciation and current income, consistent with capital preservation.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Futures and future options are valued at the final settled price or, in the absence of a settled price, at the last sale price on the day of valuation. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

Valuation of Fund of Funds – The Fund may invest in portfolios of open-end or closed-end investment companies. Open-end funds are valued at their respective net asset values as reported by such investment companies. Open-end funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the open-end funds.

The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount on such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

Even Keel Multi-Asset Managed Risk Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
November 30, 2015

The Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Trust’s Board of Trustees (the “Board”). The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The team may also enlist third party consultants such as an audit firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or

Even Keel Multi-Asset Managed Risk Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
November 30, 2015

liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs used as of November 30, 2015 for the Fund’s assets and liabilities measured at fair value:

Assets*	Level 1	Level 2	Level 3	Total
Mutual Funds	$170,779,338	$—	$—	$170,779,338
Short-Term Investment	11,314,269	—	—	11,314,269
Total	$182,093,607	$—	$—	$182,093,607
Liabilities *	Level 1	Level 2	Level 3	Total
Futures Contracts**	$439,195	$—	$—	$439,195
Total	$439,195	$—	$—	$439,195

There were no transfers between levels during the period presented. It is the Fund’s policy to record transfers between Levels at the end of the reporting period. The Fund did not hold any Level 3 securities during the year.

*	Refer to the Portfolio of Investments for industry classification.

**	Represents net appreciation/depreciation of future contracts.

Security Transactions and Related Income – Security transactions are accounted for on trade date basis. Interest income is recognized on an accrual basis. Dividend income and distributions of capital gains from underlying investment companies are recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid at least annually. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these

Even Keel Multi-Asset Managed Risk Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
November 30, 2015

differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment. These reclassifications have no effect on net assets, results from operations or net asset value per share of the Fund. Temporary differences do not require reclassification. Dividends and distributions to shareholders are recorded on ex-dividend date.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the fund in the Trust.

Federal Income Taxes – The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no provision for Federal income tax is required. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for the open tax years (2013 and 2014) or expected to be taken by the Fund in its 2015 tax returns. The Fund identifies its major tax jurisdictions as U.S. Federal, Nebraska and foreign jurisdictions where the Fund makes significant investments. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Futures Contracts – The Fund may purchase or sell futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates, foreign currencies or commodities. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Fund’s agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. If the Fund was unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. The Fund segregates liquid securities or cash equivalents having a value at least equal to the amount of the current obligation under any open futures contract. Risks may exceed amounts recognized in the Statement of Assets and Liabilities. With futures, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

For the six months ended November 30, 2015, the net change in unrealized depreciation on futures contracts subject to equity price risk amounted to $417,635. For the six months ended November 30, 2015, the Fund had realized losses of $5,920,525 from futures contracts subject to equity price risk.

Even Keel Multi-Asset Managed Risk Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
November 30, 2015

Offsetting of Financial Assets and Derivative Assets

The following table presents the Fund’s liability derivatives available for offset under a master netting arrangement net of collateral pledged as of November 30, 2015.

	Gross Amounts of		Financial Instruments
Description	Recognized Liabilities		Pledged	Cash Collateral Pledged		Net Amount of Liabilities
Futures Contracts	$439,195	(1)	$—	$439,195	(2)	$—
Total	$439,195		$—	$439,195		$—

(1)	Gross unrealized depreciation as presented in the Portfolio of Investments.

(2)	The amount is limited to the net derivative balance and, accordingly, does not include excess collateral pledged.

The notional value of the derivative instruments outstanding as of November 30, 2015 as disclosed in the Portfolio of Investments and the amounts of realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed above and within in the Statement of Operations serve as indicators of the volume of derivative activity for the Fund. All derivative instruments disclosed in the Portfolio of Investments represent equity risk instruments.

Indemnification – The Trust indemnifies its Officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.	INVESTMENT TRANSACTIONS

For the six months ended November 30, 2015, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments and excluding U.S. Government securities, amounted to $26,205,200 and $121,862,849 respectively.

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH AFFILIATES

Milliman Financial Risk Management LLC serves as the Fund’s investment advisor (the “Advisor”). Pursuant to an Advisory Agreement with the Fund, the Advisor, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, the Fund pays the Advisor a management fee, calculated and accrued daily and paid monthly, at an annual rate of 0.25% of the Fund’s average daily net assets.

Pursuant to a written contract (the “Waiver Agreement”), the Advisor has agreed, at least until September 30, 2016, to waive a portion of its advisory fee and has agreed to reimburse the Fund for other expenses to the extent necessary so that the total expenses incurred by the Fund (excluding front-end or contingent deferred loads, taxes, borrowing costs, brokerage fees and commissions, expenses incurred in connection with any merger or reorganization, indirect expenses, expenses of other investment companies in which the Fund may invest or extraordinary expenses such as litigation) do not exceed 0.90%, 1.50%, 0.90% and 0.50% per annum of the Fund’s average daily net assets for Class A shares, Class C shares, Class F shares and Class I shares, respectively. For the six months ended November 30, 2015, 2015, the Advisor did not waive any fees.

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
November 30, 2015

If the Advisor waives any fee or reimburses any expense pursuant to the Waiver Agreement, and the Fund’s operating expenses are subsequently less than 0.90%, 1.50%, 0.90% and 0.50% of average daily net assets attributable to Class A shares, Class C shares, Class F shares and Class I shares, respectively, the Advisor shall be entitled to recoup such waived fees or reimbursed expenses provided that such recoupment does not cause the Fund’s expenses to exceed 0.90%, 1.50%, 0.90% and 0.50% of average daily net assets of the Class A shares, Class C shares, Class F shares and Class I shares, respectively. If Fund operating expenses attributable to Class A shares, Class C shares, Class F shares and Class I shares subsequently exceed 0.90%, 1.50%, 0.90% and 0.50%, per annum of the average daily net assets for each respective class, the recoupment shall be suspended. The Advisor may seek recoupment only for expenses waived or paid by it during the three fiscal years prior to such recoupment; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement). The Board may terminate this expense recoupment arrangement at any time. During the six months ended November 30, 2015, the Advisor recaptured $21,757 of prior period expense reimbursements. As of November 30, 2015, the advisor recaptured all available amounts.

The Trust, with respect to the Fund, has adopted the Trust’s Master Distribution and shareholder servicing plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. The Plan provides that a monthly service and/or distribution fee is calculated by the Fund at an annual rate of 0.40% of the average daily net assets attributable for Class A shares and Class F shares and 1.00% for Class C shares and is paid to Northern Lights Distributors, LLC (the “Distributor”), to provide compensation for ongoing distribution-related activities or services and/or maintenance of the Funds’ shareholder accounts, not otherwise required to be provided by the Advisor. During the six months ended November 30, 2015, pursuant to the Plan, Class A shares, Class C shares, and Class F shares incurred $3, $328, and $2, respectively, in distribution fees.

The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s Class A, Class C, Class F and Class I shares. For the six months ended November 30, 2015, the Distributor received $1,200 in underwriting commissions for sale of Class C shares, none of which were retained.

In addition, certain affiliates of the Distributor provide services to the Fund as follows:

Gemini Fund Services, LLC (“GFS”), an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with GFS, the Fund pays GFS customary fees for providing administration, fund accounting and transfer agency services to the Fund. Certain officers of the Trust are also officers of GFS, and are not paid any fees directly by the Fund for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of GFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Fund.

Even Keel Multi-Asset Managed Risk Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
November 30, 2015

5.	INVESTMENT IN AFFILIATED COMPANIES

An affiliated company is a company in which a Fund has ownership of at least 5% of the voting securities. Transactions for the six months ending November 30, 2015 with affiliated companies are as follows:

Change in
		Value-				Unrealized
		Beginning of		Sales	Net Realized	Appreciation/	Value-End of
CUSIP	Description	Year	Purchases	Proceeds	Gain/ (Loss)	(Depreciation)	Period
900297763	Turner Midcap Growth Fund - Institutional Class	$9,403,228	$—	$1,674,897	$(1,270,850)	$346,835	$6,804,316

		Dividend	Distributions of
CUSIP	Description	Income	Realized Gains
900297763	Turner Midcap Growth Fund - Institutional Class	$—	$—

At the end of the period this company was no longer considered an affiliate as the percentage of ownership was reduced below the 5% threshold.

6.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of Fund distributions for the following years was as follows:

	Fiscal Year Ended	Fiscal Year Ended
	May 31, 2015	May 31, 2014
Ordinary Income	$2,438,167	$1,542,314
Long-Term Capital Gain	1,141,540	—
	$3,579,707	$1,542,314

As of May 31, 2015, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Capital
Undistributed	Undistributed	Loss	Other	Post October Loss	Unrealized	Total
Ordinary	Long-Term	Carry	Book/Tax	and	Appreciation/	Accumulated
Income	Gains	Forwards	Differences	Late Year Loss	(Depreciation)	Earnings/(Deficits)
$2,196,509	$1,784,831	$—	$—	$—	$11,230,087	$15,211,427

The difference between book basis and tax basis unrealized appreciation and net realized gain from investments and futures contracts is primarily attributable to the tax deferral of losses on wash sales and the mark-to-market on open Section 1256 contracts.

Even Keel Multi-Asset Managed Risk Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
November 30, 2015

Permanent book and tax differences, primarily attributable to the tax treatment of non-deductible expenses, resulted in reclassification for the year ended May 31, 2015 as follows:

Paid	Undistributed	Accumulated
In	Net Investment	Net Realized
Capital	Income (Loss)	Gains (Loss)
$(27,370)	$27,370	$—

7.	REDEMPTION FEE

The Fund may assess a short-term redemption fee of 1.00% of the total redemption amount if shareholders sell their shares after holding them for less than 30 days. The redemption fee is paid directly to the Fund. For the six months ended November 30, 2015, the Fund did not assess any redemption fees for Class I shares.

8.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumption of control of the fund, under Section 2(a) 9 of the Act. As of November 30, 2015, Wells Fargo Bank held, for the benefit of others, approximately 97.7% of the voting securities of the Fund.

The Fund has no knowledge as to whether all or any portion of the shares owned on record by Wells Fargo Bank are also owned beneficially by any party who would be presumed to control the Fund.

9.	NEW ACCOUNTING PRONOUNCEMENT

In May 2015, the FASB issued Accounting Standards Update (“ASU”) No. 2015-07 “Disclosure for Investments in Certain Entities that Calculate Net Asset Value per Share (or Its Equivalent)”. The amendments in ASU No. 2015-07 remove the requirement to categorize within the fair value hierarchy investments measured using the NAV practical expedient. The ASU also removes certain disclosure requirements for investments that qualify, but do not utilize, the NAV practical expedient. The practical expedient allows entities to estimate the fair value of certain investments by using the NAV per share as of their measurement date. The amendments in the ASU are effective for fiscal years beginning after December 15, 2015, and interim periods within those fiscal years. Early adoption is permitted. Management is currently evaluating the impact these changes will have on the Funds’ consolidated financial statements and related disclosures.

Even Keel Multi-Asset Managed Risk Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
November 30, 2015

10.	UNDERLYING INVESTMENTS IN OTHER INVESTMENT COMPANIES

The Fund currently invests a portion of its assets in Vanguard 500 Index Fund (the “Vanguard Fund”). The Vanguard Fund is registered under the 1940 Act as an open-end management investment company. The Fund may redeem its investment from the Vanguard Fund at any time if the Advisor determines that it is in the best interest of the Fund and its shareholders to do so.

The performance of the Fund may be directly affected by the performance of the Vanguard Fund. The financial statements of the Vanguard Fund, including the portfolio of investments, can be found at the Vanguard website, www.vanguard.com or the Securities and Exchange Commission’s website www.sec.gov and should be read in conjunction with the Fund’s financial statements. As of November 30, 2015, the Fund invested 32.5% of its net assets in the Vanguard Fund.

11.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

Even Keel Multi-Asset Managed Risk Fund
EXPENSE EXAMPLES (Unaudited)
November 30, 2015

As a shareholder of the Even Keel Multi-Asset Managed Risk Fund (the “Fund”), you incur two types of costs: (1) transaction costs including sales loads and redemption fees; and (2) ongoing costs, including advisory fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from June 1, 2015 through November 30, 2015.

Actual Expenses

The “Actual” expenses line in the table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

					Hypothetical
					(5% return before
			Actual		expenses)

	Fund’s	Beginning	Ending	Expenses	Ending	Expenses
	Annualized	Account	Account	Paid	Account	Paid
	Expense	Value	Value	During	Value	During
	Ratio	6-1-15	11-30-15	Period *	11-30-15	Period *
Class A	0.88%	$1,000.00	$941.20	$4.27	$1,020.60	$4.45
Class C	1.48%	$1,000.00	$937.80	$7.71	$1,017.60	$7.47
Class F	0.88%	$1,000.00	$939.50	$4.27	$1,020.60	$4.45
Class I	0.48%	$1,000.00	$941.20	$2.33	$1,022.60	$2.43

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (183) divided by the number of days in the fiscal year (366).

Even Keel Multi-Asset Managed Risk Fund
SUPPLEMENTAL INFORMATION
November 30, 2015 (Unaudited)

FACTORS CONSIDERED BY THE TRUSTEES IN APPROVAL OF THE RENEWAL OF AN INVESTMENT ADVISORY AGREEMENT

At a Regular meeting (the “Meeting”) of the Board of Trustees (the “Board”) of Northern Lights Fund Trust II (the “Trust”) held on April 23-24, 2015, the Board, including the disinterested Trustees (the “Independent Trustees”), considered the renewal of the Investment Advisory Agreement between the Trust, on behalf of the Even Keel Multi-Asset Managed Risk Fund (“Even Keel Multi Asset”) and Milliman Financial Risk Management LLC (“Milliman”), (the “Milliman Advisory Agreement”).

Based on their evaluation of the information provided by Milliman, in conjunction with Even Keel Multi-Asset’s other service providers, the Board, by a unanimous vote (including a separate vote of the Independent Trustees), approved the renewal of the Milliman Advisory Agreement with respect to Even Keel Multi-Asset.

In advance of the Meeting, the Board requested and received materials to assist them in considering the Milliman Advisory Agreement. The materials provided contained information with respect to the factors enumerated below, including the Milliman Advisory Agreement, a memorandum prepared by the Trust’s outside legal counsel discussing in detail the Trustees’ fiduciary obligations and the factors they should assess in considering the continuation of the Milliman Advisory Agreement and comparative information relating to the advisory fee and other expenses of Even Keel Multi-Asset. The materials also included due diligence materials relating to Milliman (including due diligence questionnaires completed by Milliman, select financial information of Milliman, bibliographic information regarding Even Keel Multi-Asset’s key management and investment advisory personnel, and comparative fee information relating to Even Keel Multi-Asset) and other pertinent information. At the Meeting, the Independent Trustees were advised by counsel that is experienced in Investment Company Act of 1940 matters and that is independent of fund management and met with such counsel separately from fund management.

The Board then reviewed and discussed the written materials that were provided in advance of the Meeting and deliberated on the renewal of the Milliman Advisory Agreement. The Board relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Milliman Advisory Agreement and the weight to be given to each such factor. The conclusions reached by the Board were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Milliman Advisory Agreement. In considering the renewal of the Milliman Advisory Agreement, the Board reviewed and analyzed various factors that they determined were relevant, including the factors enumerated below.

Nature, Extent and Quality of Services. The Board reviewed materials provided by Milliman related to the proposed renewal of the Milliman Advisory Agreement, including its ADV, a description of the manner in which investment decisions are made and executed and a review of the professional personnel performing services for Milliman, including the team of individuals that primarily monitors and executes the investment process. The Board discussed the extent of the research capabilities, the quality of its compliance infrastructure and the experience of its fund management personnel. Additionally, the Board received satisfactory responses from representatives of Milliman with respect to a series of important questions, including: whether Milliman was involved in any lawsuits or pending regulatory actions; whether the management of other funds or accounts would conflict with its management of Even Keel Multi-Asset; and whether there are procedures in place to adequately allocate trades among its respective clients. The Board reviewed the description provided on the practices for monitoring compliance with Even Keel

Even Keel Multi-Asset Managed Risk Fund
SUPPLEMENTAL INFORMATION (Continued)
November 30, 2015 (Unaudited)

Multi-Asset’s investment limitations, noting that the CCO would periodically review the portfolio managers’ performance of their duties to ensure compliance under Milliman’s compliance program. The Board then reviewed the capitalization of Milliman based on financial information provided by and representations made by Milliman and concluded that Milliman was sufficiently well-capitalized, or its control persons had the ability to make additional contributions in order to meet its obligations to Even Keel Multi-Asset. The Board concluded that Milliman had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Milliman Advisory Agreement and that the nature, overall quality and extent of the management services to be provided by Milliman to Even Keel Multi-Asset were satisfactory.

Performance. The Board reviewed the performance of Even Keel Multi-Asset as compared to its peer group, Morningstar category and benchmark for the one year and since inception periods, noting Even Keel Multi-Asset underperformed its peer group, Morningstar category and benchmark. The Board reviewed and discussed the factors attributing to the Fund’s underperformance relative to the benchmark noting that the benchmark has market exposures to US large capitalization stocks and US intermediate term government bonds, whereas Even Keel Multi-Asset has market exposures to US large, mid, and small cap companies, international, emerging market equities, US corporate and government bonds and international bonds. The Board also noted Milliman’s explanation that underperformance was in large part attributable to the “V” shaped markets throughout 2014. The Board discussed Milliman’s explanation and noted that “V” markets can create difficulties for the Fund’s risk management strategy because the Fund will begin to hedge market risk as the market sells off and market volatility increases but hedge positions remain in place during the second leg of the “V” as the market heads back up. The Board further noted efforts being made by Milliman to identify “V” markets more quickly and ways to improve Milliman’s reading of market volatility. The Board concluded that Even Keel Multi-Asset’s past performance was acceptable.

Fees and Expenses. As to the costs of the services to be provided and profits to be realized by Milliman, the Board discussed the comparison of management fees and total operating expense data and reviewed Even Keel Multi-Asset’s advisory and overall expenses compared to a peer group constructed by Milliman comprised of funds with similar investment objectives and strategies, as well as its Morningstar category. The Board reviewed the contractual arrangements for Even Keel Multi-Asset, which stated that Milliman had agreed to waive or limit its management fee and/or reimburse expenses at least until September 30, 2016, in order to limit net annual operating expenses, exclusive of certain fees, so as not to exceed 0.50% of Even Keel Multi-Asset’s average net assets, for Class I shares and found such arrangements to be beneficial to shareholders. The Board noted that the advisory fee charged by Milliman is lower than the average fee charged funds in Even Keel Multi-Asset’s peer group and Morningstar category and concluded that, in light of Milliman’s experience, expertise and services to the Fund, the fee is within the bounds of the industry norm for an actively managed fund of its size. The Board also concluded that the expense cap was reasonable.

Profitability. The Board also considered the level of profits that could be expected to accrue to Milliman with respect to Even Keel Multi-Asset based on profitability reports and analyses reviewed by the Board and the selected financial information of Milliman provided by Milliman. After review and discussion, the Board concluded that, based on the services provided by Milliman and the projected growth of Even Keel Multi-Asset, the fees were reasonable and that anticipated profits from Milliman’s relationship with Even Keel Multi-Asset were not excessive.

Economies of Scale. As to the extent to which Even Keel Multi-Assetwill realize economies of scale as it grows, and whether the fee levels reflect these economies of scale for the benefit of investors, the Board

Even Keel Multi-Asset Managed Risk Fund
SUPPLEMENTAL INFORMATION (Continued)
November 30, 2015 (Unaudited)

discussed the current size of Even Keel Multi-Asset, Milliman’s expectations for growth of the Fund, and concluded that any material economies of scale would not be achieved in the near term.

Conclusion. The Board relied upon the advice of counsel, and their own business judgment in determining the material factors to be considered in evaluating the Milliman Advisory Agreement and the weight to be given to each such factor. Accordingly, having requested and received such information from Milliman as the Trustees believed to be reasonably necessary to evaluate the terms of the Milliman Advisory Agreement, and as assisted by the advice of independent counsel, the Board, including a majority of the Independent Trustees, determined that, with respect to the Milliman Advisory Agreement, (a) the terms of the Milliman Advisory Agreement are reasonable; (b) the advisory fee is reasonable; and (c) the Milliman Advisory Agreement is in the best interests of Even Keel Multi-Asset and its shareholders. In considering the approval of the Milliman Advisory Agreement, the Board did not identify any one factor as all important, but rather considered these factors collectively and determined that the approval of the Milliman Advisory Agreement was in the best interest of Even Keel Multi-Asset and its shareholders. Moreover, the Board noted that each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Milliman Advisory Agreement.

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Privacy Policy

Rev. July 2015

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST II (“NLFT II”) DO WITH YOUR PERSONAL INFORMATION?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.
What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
	● Social Security number ● Employment information ● Account balances	● Account transactions ● Income ● Investment experience
When you are no longer our customer, we continue to share your information as described in this notice.
How?	All financial companies need to share a customer’s personal information to run their everyday business - to process transactions, maintain customer accounts, and report to credit bureaus. In the section below, we list the reasons financial companies can share their customer’s personal information; the reasons NLFT II chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does NLFT II share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	Yes	No
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 1-402-493-4603

Who we are
Who is providing this notice?	Northern Lights Fund Trust II
What we do
How does NLFT II protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

How does NLFT II collect my personal information?	We collect your personal information, for example, when you
	● open an account ● give us your income information ● provide employment information	● provide account information ● give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?

Federal law gives you the right to limit only

●    sharing for affiliates’ everyday business purposes—information about your creditworthiness

●    affiliates from using your information to market to you

●    sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

The following companies may be considered affiliates of NLFT II:

●    CLS Investments, LLC

●    NorthStar Financial Services Group, LLC

●    NorthStar CTC Holdings, Inc.

●    NorthStar Topco, LLC

●    Blu Giant, LLC

●    Gemini Fund Services, LLC

●    Gemini Alternative Funds, LLC

●    Gemini Hedge Fund Services, LLC

●    Northern Lights Compliance Services, LLC

●    Northern Lights Distributors, LLC

●    Orion Advisor Services, LLC

●    Constellation Trust Company

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● NLFT II does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products and services to you. ● Our joint marketing partners include other financial service companies.

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-855-754-7939 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-855-754-7939.

INVESTMENT ADVISOR
Milliman Financial Risk Management LLC
71 S Wacker Drive, 31st Floor
Chicago, Illinois 60606

ADMINISTRATOR
Gemini Fund Services, LLC
80 Arkay Drive, Suite 110
Hauppauge, New York 11788

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a) Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b) Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust II

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer

Date 02/04/16

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer

Date 02/04/16

By (Signature and Title)

/s/ Erik Naviloff

Erik Naviloff, Principal Financial Officer

Date 02/04/16